Note 2. Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Property and Provision for Impairment

Property and Provision for Impairment

Property is stated at cost, less accumulated depreciation. Since acquisition, property has been depreciated principally on a straight-line basis over the estimated service lives as follows:

Land improvements ........... 5 years

Site work ................... 15 years

Buildings ................... 30 years

Building improvements ....... 5-30 years

In accordance with the Accounting Standards Codification (“ASC”) Section 360, the Partnership evaluates the carrying value of its long-lived assets for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable from related future undiscounted cash flows. As of June 30, 2012, the Partnership’s only operating asset was the Sierra Marketplace Shopping Center located in Reno, Nevada (the "Sierra Property") and the Partnership determined that none of its long-lived assets were impaired as of such date.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Partnership monitors its accounts receivable balances on a monthly basis to ensure they are collectible. On a quarterly basis, the Partnership uses its historical experience to determine its accounts receivable reserve. The Partnership’s allowance for doubtful accounts is an estimate based on specifically identified accounts as well as general reserves. The Partnership evaluates specific accounts where it has information that the customer may have an inability to meet its financial obligations. In these cases, management uses judgment, based upon the best available facts and circumstances, and records a specific reserve for that customer against amounts due to reduce the receivable to the amount that is expected to be collected. These specific reserves are reevaluated and adjusted as additional information is received that impacts the amount reserved. The Partnership also establishes a general reserve based upon a range of percentages applied to aging categories. These percentages are based on historical collection and write-off experience. If circumstances change, the Partnership’s estimate of the recoverability of amounts due the Partnership could be reduced or increased by a material amount. Such a change in estimated recoverability would be accounted for in the period in which the facts that give rise to the change become known. As of June 30, 2012, the Partnership did not have any reserve for bad debt.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of the statements of cash flows, the Partnership considers all short-term investments which have original maturities of three months or less to be cash equivalents. A majority of the Partnership's cash and cash equivalents are held at one financial institution.

Concentration of Credit Risk

Concentration of Credit Risk

The Partnership maintains cash balances at institutions insured up to $250,000 by the Federal Deposit Insurance Corporation. Balances in excess of amounts required for operations are usually invested in savings, money market accounts and certificates of deposit. Cash balances exceeded these insured levels during the period. No losses have occurred or are expected due to this risk.

Revenue Recognition

Revenue Recognition

Rental revenues are based on lease terms and recorded as income when earned and when they can be reasonably estimated. Rent increases are generally based on the Consumer Price Index. Leases generally require tenants to reimburse the Partnership for certain operating expenses applicable to their leased premises. These costs and reimbursements have been included in operating expenses and rental income, respectively.

Rental revenues from the Adjacent Property has been reclassified into “Related Party Rental Revenues” for the period ended June 30, 2012, and the 2011 presentation has been modified to reflect such reclassification. This reclassification had no effect on the Partnership’s net income for the period ended June 30, 2012 or for any other period.

Investments

Investments

Investments are classified as trading or available-for-sale.

Trading investments are recorded at fair value with unrealized gains and losses reflected in the statements of operations. Available-for-sale investments’ unrealized gains and losses are included as a component of Other Comprehensive Income in the accompanying statements of operations and comprehensive income. Interest on investments is recognized as income when earned. Realized gains and losses on investments are included in Other Income and Expenses in the accompanying statements of operations and comprehensive income.

Long-term Notes Receivable

Long-term Notes Receivable

Long-term notes receivable bear interest and are due upon maturity. Interest income associated with these notes receivable is reflected in the accompanying statements of operations and comprehensive income under the caption “Interest Income.”

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Partnership uses the following hierarchy to prioritize the inputs used in measuring fair value in accordance with ASC Section 820:

Level 1 Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 Unobservable inputs in which little or no market activity exists,

therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

Financial instruments including cash and cash equivalents, trade and notes receivable, securities, accounts payable and accrued expenses are carried in the financial statements at amounts that approximated fair value at June 30, 2012. See “Note 3. Fair Value Measurements.”

Net Income Per Unit of Limited Partnership Interest

Net Income Per Unit of Limited Partnership Interest

Net income per unit of limited partnership interest (each individually, a "Unit" and, together, the "Units") is computed based upon the weighted average number of Units outstanding (170,390 for the six months ended June 30, 2012, and 173,421 for the six months ended June 30, 2011) during the period then ended.

On August 31, 2009, the Partnership initiated an offer enabling the Partnership’s limited partners to sell their Units back to the Partnership (the “Redemption Offer”). The Partnership may repurchase whole Units only, at a price reasonably determined by the general partner of the Partnership (the “General Partner”) based on market considerations. Units repurchased by the Partnership under the Redemption Offer will be canceled, and will have the status of authorized but unissued Units. The Partnership's obligation to repurchase any Units under the Redemption Offer is conditioned upon it having sufficient funds available to complete the repurchase. The Partnership will use any operating funds as the General Partner, in its sole discretion, may reserve for the purpose of funding the Redemption Offer. On August 22, 2011, the Redemption Offer was extended until August 31, 2012, subject to the right of the General Partner to suspend, terminate, modify or extend the term of the Redemption Offer in its sole discretion. As of June 30, 2012, an aggregate of 11,286 Units had been repurchased by the Partnership at an approximate average price of $102.87 per Unit pursuant to the Redemption Offer.

Income Taxes

Income Taxes

Partnership earnings are allocated between the partners in accordance with each partner’s ownership interest and are taxed individually and not at the partnership level. Correspondingly, no provisions for federal, state and local income taxes are included in the financial statements.

The income tax returns of the Partnership are subject to examination by federal, state and local taxing authorities. Such examinations could result in adjustments to Partnership income, which changes could affect the tax liability of the individual partners.

Estimates

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses and related disclosure of contingent assets and liabilities.

On an ongoing basis, the Partnership evaluates its estimates, including those related to bad debts, contingencies, litigation and valuation of the real estate. The Partnership bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.